INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Other	$ 246,069	$ 27,299
Net operating losses	3,999,612	3,936,879
Valuation allowance	(4,245,681)	(3,964,178)
Deferred tax assets, net